Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠

April 30, 2019

RW28-QTLY-0619
1.858592.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,317	$63,801
Fidelity Series Blue Chip Growth Fund (a)	7,404	114,384
Fidelity Series Commodity Strategy Fund (a)	110,755	526,086
Fidelity Series Growth Company Fund (a)	13,272	231,994
Fidelity Series Intrinsic Opportunities Fund (a)	17,248	287,523
Fidelity Series Large Cap Stock Fund (a)	16,437	249,842
Fidelity Series Large Cap Value Index Fund (a)	5,430	69,773
Fidelity Series Opportunistic Insights Fund (a)	6,815	125,471
Fidelity Series Small Cap Discovery Fund (a)	2,879	33,684
Fidelity Series Small Cap Opportunities Fund (a)	7,427	102,858
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,427	190,211
Fidelity Series Value Discovery Fund (a)	10,465	134,377
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,073,082)		2,130,004

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	4,309	46,189
Fidelity Series Emerging Markets Fund (a)	6,837	68,099
Fidelity Series Emerging Markets Opportunities Fund (a)	32,329	613,925
Fidelity Series International Growth Fund (a)	26,922	428,060
Fidelity Series International Small Cap Fund (a)	6,344	102,955
Fidelity Series International Value Fund (a)	44,455	428,550
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,672,003)		1,687,778

Bond Funds - 56.5%
Fidelity Series Emerging Markets Debt Fund (a)	12,986	123,626
Fidelity Series Floating Rate High Income Fund (a)	2,828	26,529
Fidelity Series High Income Fund (a)	13,964	132,654
Fidelity Series Inflation-Protected Bond Index Fund (a)	227,220	2,231,301
Fidelity Series International Credit Fund (a)	1,026	10,155
Fidelity Series Investment Grade Bond Fund (a)	583,007	6,518,017
Fidelity Series Long-Term Treasury Bond Index Fund (a)	95,686	830,555
Fidelity Series Real Estate Income Fund (a)	7,516	82,521
TOTAL BOND FUNDS
(Cost $9,989,342)		9,955,358

Short-Term Funds - 21.8%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	3,076,210	3,076,210
Fidelity Series Short-Term Credit Fund (a)	77,149	769,947
TOTAL SHORT-TERM FUNDS
(Cost $3,846,017)		3,846,157
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,580,444)		17,619,297
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,337)
NET ASSETS - 100%		$17,611,960

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,106	$--	$1,147	$--	$593	$(552)	$--
Fidelity Series All-Sector Equity Fund	147,757	37,538	108,078	17,968	838	(14,254)	63,801
Fidelity Series Blue Chip Growth Fund	156,251	46,669	83,910	18,265	4,211	(8,837)	114,384
Fidelity Series Canada Fund	46,136	18,090	17,954	1,041	(186)	103	46,189
Fidelity Series Commodity Strategy Fund	366,824	294,057	94,213	25,702	(2,114)	(38,468)	526,086
Fidelity Series Emerging Markets Debt Fund	107,270	41,132	22,834	4,950	(1,238)	(704)	123,626
Fidelity Series Emerging Markets Fund	--	79,199	13,380	290	(102)	2,382	68,099
Fidelity Series Emerging Markets Opportunities Fund	638,146	270,325	261,697	53,341	(6,374)	(26,475)	613,925
Fidelity Series Floating Rate High Income Fund	45,903	7,274	25,782	2,170	(627)	(239)	26,529
Fidelity Series Government Money Market Fund 2.49%	3,522,899	647,025	1,093,714	54,525	--	--	3,076,210
Fidelity Series Growth Company Fund	316,008	97,992	169,113	27,471	12,955	(25,848)	231,994
Fidelity Series High Income Fund	239,624	40,021	144,271	11,372	(4,041)	1,321	132,654
Fidelity Series Inflation-Protected Bond Index Fund	1,787,809	896,948	472,843	39,911	(4,333)	23,720	2,231,301
Fidelity Series International Credit Fund	9,635	500	--	437	--	20	10,155
Fidelity Series International Growth Fund	453,174	172,515	189,155	29,569	(294)	(8,180)	428,060
Fidelity Series International Small Cap Fund	108,636	45,286	40,935	10,017	(1,124)	(8,908)	102,955
Fidelity Series International Value Fund	454,676	146,615	134,197	16,031	(2,416)	(36,128)	428,550
Fidelity Series Intrinsic Opportunities Fund	374,960	76,368	124,963	27,422	2,316	(41,158)	287,523
Fidelity Series Investment Grade Bond Fund	6,670,148	1,196,589	1,492,998	171,306	(18,472)	162,750	6,518,017
Fidelity Series Large Cap Stock Fund	337,395	91,295	156,827	29,867	2,274	(24,295)	249,842
Fidelity Series Large Cap Value Index Fund	94,186	18,055	41,619	3,689	1,620	(2,469)	69,773
Fidelity Series Long-Term Treasury Bond Index Fund	684,188	354,314	233,210	18,255	(4,389)	29,652	830,555
Fidelity Series Opportunistic Insights Fund	170,179	44,592	85,942	12,147	3,595	(6,953)	125,471
Fidelity Series Real Estate Income Fund	86,493	16,066	20,080	4,901	(456)	498	82,521
Fidelity Series Short-Term Credit Fund	881,164	152,770	273,495	16,382	(2,553)	12,061	769,947
Fidelity Series Small Cap Discovery Fund	45,924	10,369	20,954	2,571	163	(1,818)	33,684
Fidelity Series Small Cap Opportunities Fund	141,051	40,349	64,859	14,342	2,679	(16,362)	102,858
Fidelity Series Stock Selector Large Cap Value Fund	257,548	58,485	114,974	18,372	(338)	(10,510)	190,211
Fidelity Series Value Discovery Fund	182,201	36,067	75,961	9,301	104	(8,034)	134,377
	18,327,291	4,936,505	5,579,105	641,615	(17,709)	(47,685)	17,619,297

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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